SCHEDULE OF RISKS IN RELATION IN BALANCE SHEET (Details) (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Liabilities	$ 39,146	¥ 273,755	¥ 274,406
Variable Interest Entity, Not Primary Beneficiary [Member]
Liabilities		¥ 118,420	¥ 157,343